SHARE-BASED COMPENSATION - Schedule of Share-based Payment Arrangement Restricted Stock Unit Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2018 Plan
Weighted average exercise price
Outstanding	$ 1.00	$ 1.00	$ 1.00
Outstanding	$ 1.00	$ 1.00	1.00
2019 plan
Numbers of shares
Numbers of shares, Outstanding	72,000
Vested	(24,000)
Numbers of shares, Outstanding		72,000
Weighted average exercise price
Outstanding	$ 6.09	$ 6.09
Granted			6.09
Outstanding	6.09	$ 6.09	6.09
Weighted average remaining contractual term, Outstanding		8 years 18 days
Aggregate intrinsic value, Outstanding		$ 1,045
2020 Plan
Weighted average exercise price
Outstanding	7.61	$ 5.91
Granted	9.20	18.85	5.91
Outstanding	8.81	7.61	$ 5.91
2021 Plan
Weighted average exercise price
Outstanding	26.44
Granted	9.20	26.43
Outstanding	$ 17.32	$ 26.44
Restricted shares | 2018 Plan
Numbers of shares
Numbers of shares, Outstanding		762,920
Granted			1,328,120
Vested			(565,200)
Vested		(762,920)
Numbers of shares, Outstanding			762,920
Weighted average exercise price
Outstanding		$ 1.00
Granted			$ 1.00
Outstanding			$ 1.00
Weighted average remaining contractual term, Outstanding			9 years 7 months 24 days
Aggregate intrinsic value, Outstanding			$ 14,877
Restricted shares | 2020 Plan
Numbers of shares
Numbers of shares, Outstanding	1,481,791
Granted	755,734	1,649,045	4,093,079
Vested	(720,232)	(4,048,000)
Forfeited	(270,482)	(198,872)	(13,461)
Numbers of shares, Outstanding	1,246,811	1,481,791
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	8 years 6 months 18 days	8 years 11 months 12 days	9 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 2,266	$ 30,531	$ 83,632
Restricted shares | 2021 Plan
Numbers of shares
Numbers of shares, Outstanding	1,656,253
Granted	821,215	1,827,166
Vested	(1,139,587)
Forfeited	(301,908)	(170,913)
Numbers of shares, Outstanding	1,035,973	1,656,253
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	8 years 6 months 18 days	9 years 6 months 25 days
Aggregate intrinsic value, Outstanding	$ 2,266	$ 34,126